Insurance - Summary of Insurance Investment Results (Detail) - CAD ($) $ in Millions	3 Months Ended			6 Months Ended
	Apr. 30, 2025	Jan. 31, 2025	Apr. 30, 2024	Apr. 30, 2025	Apr. 30, 2024
Insurance Investment Results [Abstract]
Investment return	$ (258)		$ (215)	$ 301	$ 1,068
Insurance finance (expense) from insurance and reinsurance contracts held	261		213	(212)	(1,012)
Movement in investment contract liabilities	(7)		27	(33)	(40)
Insurance investment results	$ (4)	$ 60	$ 25	$ 56	$ 16